SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - EBP 004 - EBP, Employer, Common Stock Fund - $ / shares	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Number of shares held (in shares)	9,396,383	10,602,689
Net asset value per share (in dollars per share)	$ 210.76	$ 189.60